THE ADVISORS’ INNER CIRCLE FUND III

Chiron Capital Allocation Fund

Chiron SMid Opportunities Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated May 24, 2021 to:

•	the Chiron Capital Allocation Fund’s Summary Prospectus dated March 1, 2021 (the “Capital Allocation Fund Summary Prospectus”);
•	the Chiron SMid Opportunities Fund’s Summary Prospectus dated March 1, 2021 (the “SMid Opportunities Fund Summary Prospectus” and together with the Capital Allocation Fund Summary Prospectus, the “Summary Prospectuses” and each, a “Summary Prospectus”);
•	the Funds’ Class I Shares Prospectus dated March 1, 2021 (the “Prospectus”); and
•	the Funds’ Class I Shares Statement of Additional Information dated March 1, 2021 (the “SAI”)

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

Effective May 24, 2021, the Funds’ transfer agent has changed from Atlantic Shareholder Services to DST Systems, Inc. Therefore, the Summary Prospectuses, Prospectus and SAI are hereby amended and supplemented as follows.

1. The third paragraph of the “Purchase and Sale of Fund Shares” section of each Summary Prospectus is hereby deleted and replaced with the following:

If you own your shares directly, you may redeem your shares on any day that the NYSE is open for business by contacting the Fund directly by mail at Chiron Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Chiron Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or telephone at 877-9-CHIRON (877-924-4766).

2. The third paragraph of the “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” section of the Prospectus is hereby deleted and replaced with the following:

If you own your shares directly, you may redeem your shares on any day that the NYSE is open for business by contacting the Funds directly by mail at Chiron Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Chiron Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or telephone at 877-9-CHIRON (877-924-4766).

3. The first and fourth paragraphs under the “How to Purchase Fund Shares” heading, under the “Purchasing, Selling and Exchanging Fund Shares” section of the Prospectus, are hereby deleted.

4. The “By Mail”, “By Wire”, and “By Automatic Investment Plan (via ACH)” sub-headings, under the “How to Purchase Fund Shares” heading, in the “Purchasing, Selling and Exchanging Fund Shares” section of the Prospectus, are hereby deleted and replaced with the following:

By Mail

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

Regular Mail Address

Chiron Funds

P.O. Box 219009

Kansas City, MO 64121-9009

Express Mail Address

Chiron Funds

c/o DST Systems, Inc.

430 West 7th Street

Kansas City, MO 64105

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Funds’ transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Wire

To open an account by wire, call 877-9-CHIRON (877-924-4766) for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

Wiring Instructions

UMB Bank, N.A.

ABA # 101000695

Chiron Funds

DDA # 9872013085

Ref: Fund name/ account number/account name

By Automatic Investment Plan (via ACH)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Funds. These purchases can be made monthly in amounts of at least $50. To cancel or change a plan, write to the Funds at: Chiron Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Chiron Funds, c/o DST Systems, Inc., 430 W 7th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

5. The fourth paragraph under the “How to Sell Your Fund Shares” heading, in the “Purchasing, Selling and Exchanging Fund Shares” section of the Prospectus, is hereby deleted and replaced with the following:

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that the Funds must be provided with the original guarantee. Signature guarantees are for the protection of Fund shareholders. Before granting a redemption request, the Funds may require a shareholder to furnish additional legal documents to ensure proper authorization.

6. The “By-Mail” sub-heading, under the “How to Sell Your Fund Shares” heading, in the “Purchasing, Selling and Exchanging Fund Shares” section of the Prospectus, is hereby deleted and replaced with the following:

By Mail

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

•	The Fund name;
•	The account number;
•	The dollar amount or number of shares you wish to redeem;
•	The account name(s); and
•	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

Regular Mail Address

Chiron Funds

P.O. Box 219009

Kansas City, MO 64121-9009

Express Mail Address

Chiron Funds

c/o DST Systems, Inc.

430 West 7th Street

Kansas City, MO 64105

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds’ transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds’ transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

7. The sixth paragraph under the “Customer Identification and Verification” heading, in the “Other Policies” section of the Prospectus, is hereby deleted and replaced with the following:

Subject to the Funds’ right to reject purchases as described in this prospectus, your investment will be accepted and your order will be processed at the next-determined NAV per share.

8. The address in the “By Mail” section on the back cover of the Prospectus is hereby deleted and replaced with the following:

By Mail:	Chiron Funds
P.O. Box 219009
Kansas City, MO 64121-9009

9. The last sentence of the paragraph on the front cover of the SAI is hereby deleted and replaced with the following:

Shareholders may obtain copies of the Prospectus, Annual Report or Semi-Annual Report free of charge by writing to the Funds at Chiron Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Chiron Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or calling the Funds toll-free at 877-9-CHIRON (877-924-4766).

10. The disclosure in the section of the SAI entitled “The Transfer Agent” is hereby deleted and replaced with the following:

DST Systems, Inc. (the “Transfer Agent”), 333 West 11th Street, Kansas City, Missouri 64105, serves as the Funds’ transfer agent.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CHI-SK-011-0100

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